Note 12 - Provision for Income Taxes Computed at Federal Statutory Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income tax provision (benefit) at statutory rate			(34.00%)	(34.00%)
State income taxes, net of federal benefit			(6.00%)	(6.00%)
Merger transaction costs			0.00%	6.00%
Change in valuation allowance			39.00%	37.00%
Other			1.00%	(3.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%